Accounts Receivable, Net (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 48,665	303,185		210,501
Allowance for doubtful accounts	(3,563)	(22,198)	(1,349)	(8,404)	(2,447)	(1,398)
Accounts receivable, net	$ 45,102	280,987		202,097